OTHER OPERATING INCOME	12 Months Ended
Dec. 31, 2019
Disclosure of other operating income (expense) [text block] [Abstract]
Disclosure of other operating income (expense) [text block]

8   OTHER OPERATING INCOME

	2019 £m	2018 £m	2017 £m
Operating lease rental income	1,247	1,341	1,344
Rental income from investment properties (note 22)	–	–	1
Gains less losses on disposal of financial assets at fair value through other comprehensive income (2017: available-for-sale financial assets) (note 19)	196	268	464
Share of results of joint ventures and associates	–	5	2
Other income	1,249	929	642
Total other operating income	2,692	2,543	2,453